PREPAYMENTS ON VESSELS (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Prepayments On Vessels [Abstract]
Schedule of prepayments on vessels
USDm	30 September 2018	30 September 2017	31 December 2017

Balance as of beginning of period	88.4	44.1	44.1
Additions	34.2	38.6	44.3
Transferred to vessels	-63.9	-	-
Carrying amount	58.7	82.7	88.4